Income taxes expenses - Summary of Reconciliation of Average Effective Tax Rate and Applicable Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Income before income tax	$ 121,572	$ 64,976	$ 64,451
Impact of difference in tax rates of foreign subsidiaries	642	(2,749)	(3,195)
Nondeductible expenses	(1,023)	(386)	(318)
Total income taxes	(381)	(3,136)	(3,513)
Current	(1,692)	(891)	(3,783)
Deferred	$ 1,311	$ (2,245)	$ 270
Effective tax rate	0.30%	4.80%	5.50%